Intangible Assets, Goodwill and Other Long-Term Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Cost [Member]
Intangible Assets, Goodwill and Other Long-Term Assets - Schedule of Intangible Assets (Details) [Line Items]
Balance as of beginning		$ 124,847		$ 124,847
Purchases		1,435
Balance as of ending		126,282		124,847
Accumulated Amortization and Impairment [Member]
Intangible Assets, Goodwill and Other Long-Term Assets - Schedule of Intangible Assets (Details) [Line Items]
Balance as of beginning		22,987		15,205
Amortization recognized in the year		7,199		7,192
Impairment loss	[1]			590
Balance as of ending		30,186		22,987
Amortized cost		96,096		101,860
Intellectual property [Member] | Cost [Member]
Intangible Assets, Goodwill and Other Long-Term Assets - Schedule of Intangible Assets (Details) [Line Items]
Balance as of beginning	[2]	80,103		80,103
Purchases	[2]
Balance as of ending	[2]	80,103		80,103
Intellectual property [Member] | Accumulated Amortization and Impairment [Member]
Intangible Assets, Goodwill and Other Long-Term Assets - Schedule of Intangible Assets (Details) [Line Items]
Balance as of beginning	[2]	12,539		8,518
Amortization recognized in the year	[2]	4,021		4,021
Impairment loss	[1],[2]
Balance as of ending	[2]	16,560		12,539
Amortized cost	[2]	63,543		67,564
Customer Relationships [Member] | Cost [Member]
Intangible Assets, Goodwill and Other Long-Term Assets - Schedule of Intangible Assets (Details) [Line Items]
Balance as of beginning	[2]	33,514		33,514
Purchases	[2]
Balance as of ending	[2]	33,514		33,514
Customer Relationships [Member] | Accumulated Amortization and Impairment [Member]
Intangible Assets, Goodwill and Other Long-Term Assets - Schedule of Intangible Assets (Details) [Line Items]
Balance as of beginning	[2]	5,207		3,531
Amortization recognized in the year	[2]	1,676		1,676
Impairment loss	[1],[2]
Balance as of ending	[2]	6,883		5,207
Amortized cost	[2]	26,631		28,307
Other Intangibles [Member] | Cost [Member]
Intangible Assets, Goodwill and Other Long-Term Assets - Schedule of Intangible Assets (Details) [Line Items]
Balance as of beginning	[3]	11,230	[1]	11,230
Purchases	[3]	1,435	[1]
Balance as of ending	[3]	12,665	[1]	11,230
Other Intangibles [Member] | Accumulated Amortization and Impairment [Member]
Intangible Assets, Goodwill and Other Long-Term Assets - Schedule of Intangible Assets (Details) [Line Items]
Balance as of beginning	[3]	5,241	[1]	3,156
Amortization recognized in the year	[3]	1,502	[1]	1,495
Impairment loss	[1],[3]			590
Balance as of ending	[3]	6,743	[1]	5,241
Amortized cost	[3]	5,922	[1]	5,989
Goodwill [Member] | Cost [Member]
Intangible Assets, Goodwill and Other Long-Term Assets - Schedule of Intangible Assets (Details) [Line Items]
Balance as of beginning	[2]	30,313		30,313
Purchases	[2]
Balance as of ending	[2]	30,313		30,313
Goodwill [Member] | Accumulated Amortization and Impairment [Member]
Intangible Assets, Goodwill and Other Long-Term Assets - Schedule of Intangible Assets (Details) [Line Items]
Balance as of beginning	[2]
Amortization recognized in the year	[2]
Impairment loss	[1],[2]
Balance as of ending	[2]	30,313
Amortized cost	[2]	30,313		30,313
Contract asset [Member] | Cost [Member]
Intangible Assets, Goodwill and Other Long-Term Assets - Schedule of Intangible Assets (Details) [Line Items]
Balance as of beginning	[4]	8,546		8,546
Purchases	[4]
Balance as of ending	[4]	8,546		8,546
Contract asset [Member] | Accumulated Amortization and Impairment [Member]
Intangible Assets, Goodwill and Other Long-Term Assets - Schedule of Intangible Assets (Details) [Line Items]
Balance as of beginning	[4]	527		51
Amortization recognized in the year	[4]	475		476
Impairment loss	[1],[4]
Balance as of ending	[4]	1,002		527
Amortized cost	[4]	$ 7,544		$ 8,019

[1]	During 2024 the Company recognized impairment loss of $590 arising from certain distribution rights assets, from which the Company does not expect future economic benefits.
[2]	The Intellectual Property, Customer Relationship and Goodwill generated by the November 2021 Saol APA, in the amount of 79,141 thousands, 33,514 thousands and 29,897 thousands respectively other than intellectual property and goodwill in the amount of $962 thousands and $416, respectively which were generated by the acquisition of the Company’s plasma collection center in Beaumont, Texas consumed during March, 2021
[3]	Includes assumed contract manufacturing agreement associated with the November 2021 Saol APA and distribution right of certain pharmaceutical products to be distributed in Israel, subject to IL MOH and or EMA marketing authorization. The Company was required to make certain upfront and milestone payments on account of such distribution rights. These payments are accounted for as long-term assets through obtaining IL MOH marketing authorization and will subsequently be amortized during the expected distribution right’s useful life.
[4]	In December 2019, the Company entered into a binding term sheet for a 12-year contract manufacturing agreement with Saol to manufacture CYOTGAM. As a result of the execution and consummation of the Saol APA as detailed in Note 1, which included the acquisition of all rights relating to CYTOGAM, the previous engagement with Saol with respect to this product expired. Following the successful execution of the technology transfer from the previous manufacturer and pending all necessary FDA approvals, the Company obtained during May 2023 FDA approval to manufacture CYTOGAM at its facility in Beit Kama, Israel.